Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities.
Current	$ 50,560	[1]	$ 28,246
Non-current	325,541	[1]	286,501
Total lease liabilities	376,101		314,747	$ 184,494	$ 204,065
Lease payments	$ 96,200		$ 58,400

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).